Investments	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Investments
16. INVESTMENTS

	2019	2018
Non-current
Investments in other companies
- Cementos del Plata S.A.	2,557	2,557

Total	2,557	2,557

Current
Short-term investments
- Mutual funds in pesos	931,273	458,053
- Fix-term deposits in pesos	—	1,295,464
- Short-term investments in foreign currency	88,336	1,469,504

Total	1,019,609	3,223,021

Short-term investments in pesos accrue interest at an annual nominal rate of approximately 56.8% and 54.0% as of December 31, 2019 and 2018, respectively.
Short-term investments in US dollar accrue interest at an annual nominal rate of approximately 0.6% and 2.3% as of December 31, 2019 and 2018, respectively.
These short-term investments are maintained for investment purposes and are made for variable periods ranging from one day to three months, according to the Group’s fund requirements.